Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0000860413
Registrant Name	FIRST INTERSTATE BANCSYSTEM INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES